Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Account receivables	₩ 9,155,521	₩ 8,414,667
Due from customers for contract work	1,689,984	1,311,508
Advance received	915,659	1,233,424
Due to customers for contract work	624,632	756,316
Unearned revenue	₩ 77,908	₩ 84,195